Private Financings, June 2011 (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Private Financings, June 2011 1	979,213
Private Financings, June 2011 2	$ 6.60
Private Financings, June 2011 3	6,462,806
Private Financings, June 2011 4	1,958,426
Private Financings, June 2011 5	6.60
Private Financings, June 2011 6	666,667
Private Financings, June 2011 7	6.60
Private Financings, June 2011 8	440,000
Private Financings, June 2011 9	675,000
Private Financings, June 2011 10	6.60
Private Financings, June 2011 11	4,455,000
Private Financings, June 2011 12	822,167
Private Financings, June 2011 13	6.60
Private Financings, June 2011 14	75,000
Private Financings, June 2011 15	6.60
Private Financings, June 2011 16	$ 6.60
Private Financings, June 2011 17	155,000
Private Financings, June 2011 18	39,000
Private Financings, June 2011 19	$ 44,000